Disclosure About Fair Values of Financial Instruments - Summary of Assets Recorded at Fair Value on a Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Other real estate	$ 20,718	$ 18,875		$ 35,984
Fair Value, Nonrecurring
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held for sale	49,757	17,822	$ 17,822	25,413
Recorded Investment in Impaired Loans	118,421	151,720	151,720	72,020
Other real estate	20,718	18,875	18,875	35,984
Total assets measured on a non-recurring basis	188,896	188,417	188,417	133,417
Fair Value, Nonrecurring | Level 2
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Loans held for sale	49,757	17,822	17,822	25,413
Total assets measured on a non-recurring basis	49,757	17,822	17,822	25,413
Fair Value, Nonrecurring | Level 3
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Recorded Investment in Impaired Loans	118,421	151,720	151,720	72,020
Other real estate	20,718	18,875	18,875	35,984
Total assets measured on a non-recurring basis	$ 139,139	$ 170,595	$ 170,595	$ 108,004